Tax payable (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Tax Payable

The following is a summary of tax payable as of December 31, 2025 and June 30, 2026:

	December 31, 2025	June 30, 2026
	RMB	RMB
VAT payables	22,177	17,819
Individual income tax payables	440	454
Construction tax payables	15	21
Educational development payables	11	15
Others	14	11
Total	22,657	18,320